Net Loss Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Numerators [Abstract]
Net loss	$ (160,416)	$ (4,690)
Denominators [Abstract]
Weighted average shares of common stock outstanding, basic	204,784,615	200,000,000
Weighted average shares of common stock outstanding, diluted	204,784,615	200,000,000
Net loss per share, basic	$ (0.78)	$ (0.02)
Net loss per share, diluted	$ (0.78)	$ (0.02)